SCHEDULE OF RELEVANT TRANSLATION RATES (Details)	Jun. 30, 2026
United States of America, Dollars | Period End [Member]
Foreign currency exchange rate, translation	1.0000
United States of America, Dollars | Average 6 Months Ended [Member]
Foreign currency exchange rate, translation	1.0000
United States of America, Dollars | Average 3 Months Ended [Member]
Foreign currency exchange rate, translation	1.0000
Sweden, Kronor | Period End [Member]
Foreign currency exchange rate, translation	0.1031
Sweden, Kronor | Average 6 Months Ended [Member]
Foreign currency exchange rate, translation	0.1081
Sweden, Kronor | Average 3 Months Ended [Member]
Foreign currency exchange rate, translation	0.1067